Accounts Payable (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Accounts Payable [Abstract]
Trade payables credit terms, description	the smaller suppliers, the Group obtains credit terms ranging from 30 to 90 days.	the smaller suppliers, the Group obtains credit terms ranging from 30 to 90 days.